General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Employee costs	4,417	2,707	9,199	8,433
Share-based compensation	2,461	203	3,099	463
Amortization of long-term employee benefits	434	817	434	1,160
Other expenses	6,186	3,157	12,508	6,846
Total	13,498	6,884	25,240	16,902